TAXATION (Schedule of Roll-forward of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of valuation allowance
Balance at beginning of the year	¥ 403,485
Balance at end of the year	278,437	¥ 403,485
Valuation Allowance of Deferred Tax Assets [Member]
Movement of valuation allowance
Balance at beginning of the year	403,485	536,838	¥ 530,358
Allowance made during the year	7,315	10,764	6,480
Decrease due to disposal of subsidiaries	(23,595)	(120,069)	0
Reversals	(108,768)	(24,048)	0
Balance at end of the year	¥ 278,437	¥ 403,485	¥ 536,838